N-4	Nov. 30, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Nov. 30, 2023
Amendment Flag	false
Premier Solutions New Jersey Institutions of Higher Ed.
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Solutions New Jersey Institutions of Higher Ed. | ABSustainableGlobalThematicFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Global Large-Stock Growth
Portfolio Company Name [Text Block]	AB Sustainable Global Thematic Fund - Advisor Class
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(26.99%)
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	American Century Equity Income Fund - Class A (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts)
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Premier Solutions New Jersey Institutions of Higher Ed. | AmericanCenturySmallCompanyFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	American Century Small Company Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(21.56%)
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Premier Solutions New Jersey Institutions of Higher Ed. | OakmarkEquityandIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Moderate Allocation
Portfolio Company Name [Text Block]	Oakmark Equity and Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.92%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	7.31%